Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended
	Sep. 09, 2013 sqft	Sep. 09, 2013 Office and laboratory [Member]	Apr. 30, 2014 Subsequent Event [Member] sqft	Apr. 30, 2014 Subsequent Event [Member] Office and laboratory [Member]	Apr. 30, 2014 Subsequent Event [Member] Amendment [Member] sqft	Apr. 30, 2014 Subsequent Event [Member] Revolving Line of Credit [Member]
Subsequent Event [Line Items]
Debt instrument, maximum borrowing capacity						$ 5,000,000
Debt instrument, interest rate						1.50%
Restricted deposit						5,000,000
Amendment agreement commencement date					Aug. 01, 2014
Office facility lease agreement	28,700		17,438		27,303
Initial base rent term					12 months
Monthly base rent	$ 46,000		$ 28,000		$ 44,000
Percentage of annual increase in base rent	3.00%		3.00%		3.00%
Lease agreement period			60 months
Lease start date		Sep. 09, 2013		Apr. 30, 2014